Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Amounts Receivable from and Payable to Related Parties

	December 31,
($ thousands)	2018	2017
Trade receivables
OPAP S.A.	2,761	6,888
De Agostini Group	1,898	65
Total related party receivables	4,659	6,953

Tax related trade payables
De Agostini Group	12,454	19,673

Trade payables
De Agostini Group	8,131	10,974
Ringmaster S.r.l.	5,682	6,404
Total related party payables	26,267	37,051

Schedule of Transactions with Related Parties

	For the year ended December 31,
($ thousands)	2018	2017	2016
Service revenue and product sales
OPAP S.A.	14,101	37,512	4,437
	14,101	37,512	4,437

Research and development expenses
Ringmaster S.r.l.	10,412	10,940	9,535
	10,412	10,940	9,535